HOTEL OPERATING COSTS	6 Months Ended
Jun. 30, 2024
HOTEL OPERATING COSTS.
HOTEL OPERATING COSTS

10.HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased and owned hotels, manachised and franchised hotels and consist of the following:

	Six Months Ended
	June 30,
	2023	2024
Rents	2,139	2,177
Utilities	341	341
Personnel costs	2,167	2,562
Depreciation and amortization	678	634
Consumable, food and beverage	613	620
Others	794	962
Total	6,732	7,296